Segment information - Narrative (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr) co-founder Reporting_Segment numberOfCo-ceo	Dec. 31, 2022 CHF (SFr)
Disclosure of operating segments [line items]
Number of co-founders | co-founder	3
Number of co-CEOs | numberOfCo-ceo	2
Non-current assets	SFr 441.7	SFr 330.9
Number of reporting segments | Reporting_Segment	1
Rest of World
Disclosure of operating segments [line items]
Non-current assets		SFr 1.3